RELATED PARTY TRANSACTIONS AND BALANCES - Leases from related parties (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Monthly Payment
RELATED PARTY TRANSACTIONS AND BALANCES
Operating lease expense	¥ 1,100,000	$ 200,000
Nanjing Recon | Founders
RELATED PARTY TRANSACTIONS AND BALANCES
Lessee, Operating Lease, Period of Contract	April 1, 2022 - March 31, 2024	April 1, 2022 - March 31, 2024
Nanjing Recon | Founders | Monthly Payment
RELATED PARTY TRANSACTIONS AND BALANCES
Operating lease expense	¥ 40,000	$ 5,799
BHD | Founders' family member
RELATED PARTY TRANSACTIONS AND BALANCES
Lessee, Operating Lease, Period of Contract	January 1, 2023- Dec 31, 2023	January 1, 2023- Dec 31, 2023
BHD | Founders' family member | Monthly Payment
RELATED PARTY TRANSACTIONS AND BALANCES
Operating lease expense	¥ 22,500	$ 3,262
BHD | Founders
RELATED PARTY TRANSACTIONS AND BALANCES
Lessee, Operating Lease, Period of Contract	January 1, 2023- Dec 31, 2023	January 1, 2023- Dec 31, 2023
BHD | Founders | Monthly Payment
RELATED PARTY TRANSACTIONS AND BALANCES
Operating lease expense	¥ 31,667	$ 4,591